Non-current assets and disposal groups held for sale	6 Months Ended
Jun. 30, 2026
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Non-current assets and disposal groups held for sale	Non-current assets and disposal groups held for sale
Within the balance sheet, non-current assets and disposal groups held for sale are reported in Other assets and Other liabilities. This section provides further explanation on the nature and the financial impact of the non-current assets and disposal groups held for sale as of June 30, 2026.
Non-current assets and disposal groups held for sale at the reporting date
Total assets held for sale amounted to € 2.7 billion as of June 30, 2026 (December 31, 2025: € 35 million) and the disposal groups included liabilities of € 1.6 billion as of June 30, 2026 (December 31, 2025: € — million). As of June
30, 2026 for the three and six months ended, there were no unrealized net gains or losses (December 31, 2025:
€ — million) relating to non-current assets and disposal groups classified as held for sale recognized directly in accumulated other comprehensive income (loss).
Sale of the Private Bank India franchise
In June 2026, Deutsche Bank AG approved and signed an agreement to sell its retail banking, affluent private banking and wealth management franchise in India to Kotak Mahindra Bank Limited. The transaction comprises the Private
Banking and Wealth Management activities of the Deutsche Bank India branch and related operations which, as of June
30, 2026, are classified as a disposal group held for sale. The disposal group is part of the Group’s Private Bank segment.
The Group expects the sale to result in an overall pre-tax negative impact of around € 100 million for 2026. This primarily includes a charge related to a provision in connection with the sale of € 70 million and transaction-related costs recognized in the second quarter of 2026.
The disposal group is comprised of € 2.7 billion in loans and of € 1.6 billion in deposits.
The sale is subject to customary closing conditions, including regulatory approvals and other customary conditions precedent. The Group currently expects the transaction to close during the third quarter of 2027.